Supplementary Financial Statement Information - Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables and Prepaid Expenses [Abstract]
Value Added Tax authorities	$ 23	$ 15
Prepaid expenses	58	76
Other	12	17
Total	$ 93	$ 108